Supplemental Guarantor Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net cash used in operating activities	$ (113,370)	$ (21,004)	$ 62,846
Cash flows from investing activities:
Purchases of property and equipment	(7,850)	(10,350)	(3,529)
Cash acquired in the Merger	53,800
Proceeds from sale of property and equipment	23	5	4
Investments in unconsolidated entities	(1,311)
Net cash provided by (used in) investing activities	44,662	(8,293)	(2,123)
Cash flows from financing activities:
Borrowings from notes payable	100,600
Repayment of notes payable	(53,051)	(109,900)	(175,805)
Proceeds from issuance of senior notes	886,698
Debt issuance costs for senior notes	(23,000)
Bridge commitment fee	(10,322)
Changes in debt payable to Weyerhaeuser	(623,589)	145,036	120,810
Change in book overdrafts	(22,491)	6,821	(2,809)
Excess tax benefits of share-based awards	1,757	2,097	1,241
Distributions to Weyerhaeuser	(8,606)	(13,920)	(2,351)
Net proceeds of debt held by variable interest entities	3,903	5,582
Contributions from noncontrolling interests	1,895	925	233
Distributions to noncontrolling interests	(19,143)	(8,046)
Proceeds from exercise of equity awards	176
Net cash provided by (used in) financing activities	234,827	28,595	(58,681)
Net increase (decrease) in cash and cash equivalents	166,119	(702)	2,042
Cash and cash equivalents - beginning of year	4,510	5,212	3,170
Cash and cash equivalents - end of year	170,629	4,510	5,212
Consolidating Adjustments [Member]
Cash flows from investing activities:
Intercompany	(69,971)
Net cash provided by (used in) investing activities	(69,971)
Cash flows from financing activities:
Intercompany	69,971
Net cash provided by (used in) financing activities	69,971
TRI Pointe Homes, Inc. [Member]
Cash flows from operating activities
Net cash used in operating activities	(62,715)
Cash flows from investing activities:
Purchases of property and equipment	(2,293)
Cash acquired in the Merger	53,800
Intercompany	69,971
Net cash provided by (used in) investing activities	121,478
Cash flows from financing activities:
Borrowings from notes payable	100,000
Repayment of notes payable	(53,051)
Proceeds from exercise of equity awards	176
Net cash provided by (used in) financing activities	47,125
Net increase (decrease) in cash and cash equivalents	105,888
Cash and cash equivalents - end of year	105,888
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash used in operating activities	(50,655)
Cash flows from investing activities:
Purchases of property and equipment	(5,557)
Proceeds from sale of property and equipment	23
Investments in unconsolidated entities	(1,311)
Net cash provided by (used in) investing activities	(6,845)
Cash flows from financing activities:
Borrowings from notes payable	600
Proceeds from issuance of senior notes	886,698
Debt issuance costs for senior notes	(23,000)
Bridge commitment fee	(10,322)
Changes in debt payable to Weyerhaeuser	(623,589)
Change in book overdrafts	(22,491)
Excess tax benefits of share-based awards	1,757
Distributions to Weyerhaeuser	(8,606)
Net proceeds of debt held by variable interest entities	3,903
Contributions from noncontrolling interests	1,895
Distributions to noncontrolling interests	(19,143)
Intercompany	(69,971)
Net cash provided by (used in) financing activities	117,731
Net increase (decrease) in cash and cash equivalents	60,231
Cash and cash equivalents - beginning of year	4,510
Cash and cash equivalents - end of year	$ 64,741